DEBT - Summary of Debt (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2015		Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 07, 2015	Jan. 31, 2013	Dec. 31, 2006	Aug. 31, 2006
Debt Instrument [Line Items]
Less current maturities of long-term debt	$ (13,000,000)		$ (30,000,000)	$ (30,000,000)	$ (13,310,000)
Current maturities, par value	13,000,000		30,000,000	30,000,000
Long-term Debt, Excluding Current Maturities, Par Value	2,697,000,000		1,315,000,000	1,315,000,000
Long-term debt	2,810,000,000		1,320,211,000	1,320,211,000	1,258,472,000
Verso Paper Holdings LLC
Debt Instrument [Line Items]
Balance	2,823,000,000		1,350,211,000	1,350,211,000	1,271,782,000
Par Value	2,710,000,000		1,344,260,000	1,344,260,000	1,264,570,000
Less current maturities of long-term debt	(13,000,000)		(30,000,000)	(30,000,000)	(13,310,000)
Current maturities, par value			30,000,000	30,000,000	13,310,000
Long-term debt	$ 2,810,000,000	[1]	$ 1,320,211,000	$ 1,320,211,000	1,258,472,000
Verso Paper Holdings LLC | Chase NMTC Verso Investment Fund, LLC
Debt Instrument [Line Items]
Maturity date	Dec. 29, 2040		Dec. 29, 2040
Interest rate (percentage)	6.50%		6.50%	6.50%
Balance	$ 23,000,000		$ 23,305,000	$ 23,305,000	23,305,000
Par Value	$ 23,000,000		$ 23,305,000	23,305,000	23,305,000
Senior Secured Notes | Verso Paper Holdings LLC
Debt Instrument [Line Items]
Maturity date	Jan. 15, 2019		Jan. 15, 2019			Jan. 15, 2019
Interest rate (percentage)						11.75%			11.75%
Balance			$ 424,654,000	424,654,000	426,076,000
Par Value			$ 417,882,000	$ 417,882,000	417,882,000	$ 345,000,000
Secured Notes | Verso Paper Holdings LLC
Debt Instrument [Line Items]
Maturity date	Jan. 15, 2019		Jan. 15, 2019
Interest rate (percentage)	11.75%		11.75%	11.75%		11.75%
Balance	$ 272,000,000		$ 271,573,000	$ 271,573,000	271,573,000
Par Value	$ 272,000,000		$ 271,573,000	$ 271,573,000	271,573,000	$ 271,600,000
Second Priority Senior Secured Notes | Verso Paper Holdings LLC
Debt Instrument [Line Items]
Maturity date	Feb. 01, 2019						Feb. 01, 2019
Interest rate (percentage)	8.75%		8.75%	8.75%			8.75%
Balance	$ 96,000,000		$ 96,447,000	$ 96,447,000	395,018,000
Par Value	$ 97,000,000		$ 96,647,000	$ 96,647,000	396,000,000		$ 396,000,000
Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Interest rate (percentage)								10.00%
Second Priority Senior Secured Notes | Verso Paper Holdings LLC
Debt Instrument [Line Items]
Maturity date	Aug. 01, 2020		Feb. 01, 2019
Interest rate (percentage)	13.00%		8.75%	8.75%
Balance	$ 277,000,000		$ 298,732,000	$ 298,732,000
Par Value	$ 178,000,000		$ 299,353,000	$ 299,353,000
Second Priority Senior Secured Floating Rate Notes | Verso Paper Holdings LLC
Debt Instrument [Line Items]
Maturity date			Aug. 01, 2014
Interest rate at period end (percentage)			0.00%	0.00%
Balance			$ 0	$ 0	13,310,000
Par Value			$ 0	$ 0	13,310,000						$ 250,000,000
Senior Subordinated Notes | Verso Paper Holdings LLC
Debt Instrument [Line Items]
Maturity date	Aug. 01, 2016			Aug. 01, 2016
Interest rate (percentage)	11.38%		11.38%	11.38%
Balance	$ 41,000,000		$ 40,517,000	$ 40,517,000	142,500,000
Par Value	$ 41,000,000		$ 40,517,000	$ 40,517,000	142,500,000					$ 300,000,000
Revolving Credit Facilities | Revolving Credit Facilities | Verso Paper Holdings LLC
Debt Instrument [Line Items]
Original Maturity	May 04, 2017		May 04, 2017
Interest rate at period end (percentage)	4.00%		2.54%	2.54%
Balance	$ 94,000,000		$ 63,000,000	$ 63,000,000	0
Par Value	$ 94,000,000		$ 63,000,000	$ 63,000,000	0
Asset Based Loan Facility | Revolving Credit Facilities
Debt Instrument [Line Items]
Original Maturity	Feb. 06, 2015		Feb. 06, 2015
Interest rate at period end (percentage)	0.00%		6.25%	6.25%
Balance	$ 0		$ 30,000,000	$ 30,000,000	0
Par Value	$ 0		$ 30,000,000	$ 30,000,000	$ 0
Senior Subordinated Notes | Senior Subordinated Notes | Verso Paper Holdings LLC
Debt Instrument [Line Items]
Maturity date			Aug. 01, 2016
Interest rate (percentage)			11.38%	11.38%
Balance			$ 101,983,000	$ 101,983,000
Par Value			101,983,000	101,983,000
11.75% Senior Secured Notes - 2012 | Senior Secured Notes | Verso Paper Holdings LLC
Debt Instrument [Line Items]
Maturity date	Jan. 15, 2019
Interest rate (percentage)	11.75%
Balance	$ 424,000,000		424,654,000	424,654,000
Par Value	$ 418,000,000		417,882,000	417,882,000
11.75% Senior Secured Notes - 2015 | Senior Secured Notes | Verso Paper Holdings LLC
Debt Instrument [Line Items]
Maturity date	Jan. 15, 2019
Interest rate (percentage)	11.75%
Balance	$ 658,000,000		0	0
Par Value	$ 645,000,000		0	0
16% Senior Subordinated Notes | Senior Subordinated Notes | Verso Paper Holdings LLC
Debt Instrument [Line Items]
Maturity date	Aug. 01, 2020
Interest rate (percentage)	16.00%
Balance	$ 89,000,000		101,983,000	101,983,000
Par Value	$ 63,000,000		101,983,000	101,983,000
New Page Holding Inc. | Secured Notes
Debt Instrument [Line Items]
Original Maturity	Feb. 11, 2021
Interest rate at period end (percentage)	9.50%
Balance	$ 704,000,000		0	0
Par Value	$ 734,000,000		0	0
New Page Holding Inc. | Revolving Credit Facilities | Revolving Credit Facilities
Debt Instrument [Line Items]
Original Maturity	Feb. 11, 2019
Interest rate at period end (percentage)	2.82%
Balance	$ 145,000,000		0	0
Par Value	$ 145,000,000		$ 0	$ 0

[1]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.